Certain risks and concentration - PRC Regulations OptAim VIE and Subsidiaries Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 39,355	$ 36,854	$ 41,928
Accounts receivable, net	123,245	143,971
Prepaid media costs	17,337	25,565
Other current assets	13,747	8,983
Total current assets	229,658	245,393
Non-current assets
Property and equipment, net	511	536
Intangible assets, net	55,175	4,418
Right-of-use assets	1,199	1,656
Total non-current assets	134,603	76,123
Total assets	364,261	321,516
Current liabilities
Accounts payable	36,131	66,161
Deferred revenue	25,785	27,089	$ 43,215	$ 27,191
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$86 and US$44 as of December 31, 2019 and June 30, 2020, respectively)	452	1,114
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$1,802 and US$1,417 as of December 31, 2019 and June 30, 2020, respectively)	30,974	19,937
Total current liabilities	149,269	203,940
Non-current liabilities
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$187 and US$166 as of December 31, 2019 and June 30, 2020, respectively)	14,276	1,865
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$25 and US$nil as of December 31, 2019 and June 30, 2020, respectively)	841	706
Total non-current liabilities	15,629	3,020
Total liabilities	164,898	206,960
OptAim VIE
Current assets
Cash and cash equivalents	2,569	1,654
Accounts receivable, net	4,592	4,328
Prepaid media costs	1,286	2,424
Other current assets	1,277	652
Total current assets	9,724	9,058
Non-current assets
Property and equipment, net	72	73
Intangible assets, net	394	494
Right-of-use assets	40	108
Total non-current assets	506	675
Total assets	10,230	9,733
Current liabilities
Accounts payable	3,460	27
Deferred revenue	551	866
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$86 and US$44 as of December 31, 2019 and June 30, 2020, respectively)	44	86
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$1,802 and US$1,417 as of December 31, 2019 and June 30, 2020, respectively)	1,417	1,802
Total current liabilities	5,472	2,781
Non-current liabilities
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$187 and US$166 as of December 31, 2019 and June 30, 2020, respectively)	166	187
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$25 and US$nil as of December 31, 2019 and June 30, 2020, respectively)		25
Total non-current liabilities	166	212
Total liabilities	$ 5,638	$ 2,993